Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule Of Related Parties Transaction By Related Parties
	Year Ended December 31,
	2011	2010
Rio Tinto plc (a)	$110,164	$23,836
Global Mining Management Corporation (b)	14,815	13,627
Ivanhoe Capital Aviation LLC (c)	6,866	6,465
Fognani & Faught, PLLC (d)	558	476
Ivanhoe Capital Corporation (e)	330	434
Ivanhoe Capital Services Ltd. (f)	1,103	752

	$133,836	$45,590

(a)

During 2011 and 2010, Rio Tinto completed certain equity transactions with the Company (Note 19 (b)), which increased Rio Tinto's equity ownership in the Company to 48.9% (December 31, 2010 – 40.3%). Rio Tinto provides services for the Oyu Tolgoi Project on a cost-recovery basis. At December 31, 2011, $56.8 million (December 31, 2010—$14.0 million) in payables to Rio Tinto have been classified as non-current. Payment of these amounts have been deferred until Ivanhoe Mines reaches certain production milestones at the Oyu Tolgoi Project.

(b)

Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is Ivanhoe Mines. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.

(c)

Ivanhoe Capital Aviation LLC ("Aviation") is a private company 100% owned by the Company's Founder and Chief Executive Officer. Aviation operates an aircraft which is rented by the Company on a cost-recovery basis.

(d)	An officer of a subsidiary of the Company is a partner with Fognani & Faught, PLLC, a legal firm which provides legal services to Ivanhoe Mines.

(e)

Ivanhoe Capital Corporation ("ICC") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICC provides administration and other office services in London on a cost-recovery basis.

(f)

Ivanhoe Capital Services Ltd. ("ICS") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICS provides management services out of Singapore and London on a cost-recovery basis.

Schedule Of Related Parties Transaction By Type

	Years Ended December 31,
	2011	2010
Exploration and development	$109,891	$23,836
Salaries and benefits	12,860	11,437
Travel (including aircraft rental)	6,866	6,465
Office and administrative	3,661	3,376
Legal	558	476

	$133,836	$45,590